Santo Mining Corp. - Statements of Operations (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
OPERATING EXPENSES:
Consulting fees	$ 92,422	$ 18,589	$ 111,011
Executive compensation	7,327		7,327
General and administrative	16,877	14,584	33,431
Transfer agent fees	4,804	8,515	13,319
Legal and accounting fees	87,995	28,304	116,299
Total operating expenses	209,425	69,992	281,387
Foreign currency transaction gain (loss)	(18)	10	(173)
Interest income		4	4
Total other income (expense)	(18)	14	(169)
Net loss	$ (209,443)	$ (69,978)	$ (281,556)
Basic and diluted loss per common share (in Dollars per share)	$ 0.00	$ 0.00
of common shares outstanding (in Shares)	63,105,091	62,962,505